Provisions and contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Note	Onerous contract	Total

At January 1, 2025		274	274
Provisions used during the year	-	(149)	(149)

Balance at June 30, 2025		125	125
Non-current	-	—	—
Current	-	125	125
Total		125	125